Vanguard Market Neutral Fund Expense Example - Institutional Prospectus [Member] - Vanguard Market Neutral Fund - Institutional Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 192
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	$ 2,212